Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust III
Entity Central Index Key	dei_EntityCentralIndexKey	0001537140
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2025
Prospectus Date	rr_ProspectusDate	Feb. 01, 2025
Absolute Capital Asset Allocator Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – Absolute Capital Asset Allocator Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Absolute Capital Asset Allocator Fund (the “Fund”) seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and under the heading How to Purchase Shares on page 23 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 207% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	207.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing directly or indirectly through other investment companies, including mutual funds, exchange traded funds (“ETFs”) and closed-end funds (collectively, the “Underlying Funds”) in domestic and foreign (including emerging markets) (i) fixed income securities of any maturity or credit quality (including “junk bonds”); (ii) equity securities of any market capitalization; and (iii) exchange traded notes (“ETNs”).

In selecting securities for the Fund, the Fund’s adviser, Absolute Capital Management, LLC (the “Adviser”), first identifies a universe of investable securities by analyzing market trends in equity and fixed income securities by evaluating both quantitative and qualitative data, including the overall price movement of various indices that represent different segments of the market. The Adviser uses this assessment to allocate the Fund’s assets among the asset classes described above. If, for example, an index that represents domestic equity securities indicates to the Adviser that the domestic equity segment of the market is increasing in value while an index that represents domestic fixed income securities is decreasing in value, the Fund would allocate the Fund’s portfolio to equities instead of fixed income or cash. The asset classes and weightings of the Fund vary over time based on the Adviser’s analysis and in response to changing market conditions, which generally results in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

●	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Exchange Traded Notes Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

●	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●	Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

●	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Portfolio Turnover Risk: The Fund expects to have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk: The Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their NAV. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and supplemental indices. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Investor and Institutional Class shares have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Investor and Institutional Class shares are different from Class A shares because Investor and Institutional Class shares have different expenses than Class A shares. Updated performance information is available at no cost by calling 1-877-594-1249.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-594-1249
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales loads and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	12/31/2023	8.55%
Worst Quarter:	6/30/2022	(12.41)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.41%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.

Absolute Capital Asset Allocator Fund | Dow Jones Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.86%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.14%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%	[1]
Absolute Capital Asset Allocator Fund | Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.44%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.90%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%	[2]
Absolute Capital Asset Allocator Fund | Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.55%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.02%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%	[3]
Absolute Capital Asset Allocator Fund | Morningstar Moderate Target Risk TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.27%	[4]
5 Years	rr_AverageAnnualReturnYear05	5.37%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.06%	[4]
Absolute Capital Asset Allocator Fund | Morningstar Moderately Conservative Target Risk TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.40%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.88%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%	[5]
Absolute Capital Asset Allocator Fund | Morningstar Conservative Target Risk TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.57%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.69%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%	[6]
Absolute Capital Asset Allocator Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

Absolute Capital Asset Allocator Fund | Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Absolute Capital Asset Allocator Fund | Exchange Traded Notes Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Exchange Traded Notes Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Absolute Capital Asset Allocator Fund | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

Absolute Capital Asset Allocator Fund | Foreign Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Absolute Capital Asset Allocator Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Absolute Capital Asset Allocator Fund | Junk Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

Absolute Capital Asset Allocator Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Absolute Capital Asset Allocator Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

Absolute Capital Asset Allocator Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Absolute Capital Asset Allocator Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Portfolio Turnover Risk: The Fund expects to have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Absolute Capital Asset Allocator Fund | Small And Medium Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Absolute Capital Asset Allocator Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Underlying Funds Risk: The Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their NAV. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.

Absolute Capital Asset Allocator Fund | Absolute Capital Asset Allocator Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAMAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.92%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	759
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,143
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,689
Annual Return 2016	rr_AnnualReturn2016	4.23%
Annual Return 2017	rr_AnnualReturn2017	11.38%
Annual Return 2018	rr_AnnualReturn2018	(5.67%)
Annual Return 2019	rr_AnnualReturn2019	10.34%
Annual Return 2020	rr_AnnualReturn2020	5.64%
Annual Return 2021	rr_AnnualReturn2021	15.18%
Annual Return 2022	rr_AnnualReturn2022	(18.40%)
Annual Return 2023	rr_AnnualReturn2023	13.40%
Annual Return 2024	rr_AnnualReturn2024	10.99%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	4.61%
5 Years	rr_AverageAnnualReturnYear05	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2015
Absolute Capital Asset Allocator Fund | Absolute Capital Asset Allocator Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.81%
5 Years	rr_AverageAnnualReturnYear05	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
Absolute Capital Asset Allocator Fund | Absolute Capital Asset Allocator Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.33%
5 Years	rr_AverageAnnualReturnYear05	2.47%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Absolute Capital Asset Allocator Fund | Absolute Capital Asset Allocator Fund Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAMIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,944
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	11.27%
5 Years	rr_AverageAnnualReturnYear05	4.61%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2015
Absolute Capital Asset Allocator Fund | Absolute Capital Asset Allocator Fund Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAMCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 269
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	826
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,410
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,993
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2015
The Teberg Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY –The Teberg Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Teberg Fund (the “Fund”) seeks to maximize total return (capital appreciation plus income).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended September 30, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing primarily in shares of any number of other no-load and load-waived mutual funds (the “Underlying Funds”). The Underlying Funds will likely have certain investment policies and use certain investment practices that may be different from those of the Fund. These other policies and practices may subject the Underlying Funds’ (and, by extension, the Fund’s) assets to varying or greater degrees of risk. The Fund’s investment sub-adviser (the “Sub-Adviser”) selects primarily equity mutual funds that the Sub-Adviser believes offer superior prospects for capital growth, attractive high-yield bond mutual funds and money market mutual funds (the Fund reserves the right to invest all of its assets in either equity, fixed-income or money market mutual funds depending upon market conditions). The Sub-Adviser uses a “top down” approach to actively select Underlying Funds that begins with an analysis of the general economic outlook. The next step is to analyze historical market patterns with the goal of determining which categories and sectors are likely to perform well in certain economic conditions. Next, the Sub-Adviser analyzes the historical returns of a broad universe of mutual funds and selects those that exhibit the potential for superior growth based on factors including, but not limited to, their exposure to risk, historical performance, downside records, and competitive position.

In selecting the Underlying Funds, the Sub-Adviser seeks to construct a portfolio of Underlying Funds that invests across the range of the total market, including stocks of domestic and international companies with small, medium, and large average capitalizations, and at various times emphasizes either value or growth styles of investing or a combination of both. The Sub-Adviser also seeks to include Underlying Funds that invest in fixed-income securities with varying maturities (e.g., short-term, intermediate, or long-term) and credit qualities (e.g., investment grade or lower than investment grade); provided, however, that up to 80% of the Fund’s net assets may be invested in Underlying Funds that invest in high-yield (or “junk bond”) securities when market indicators show that other investments have limited growth potential.

The Sub-Adviser also regularly evaluates the macroeconomics of the categories for shifts that may necessitate a re-evaluation of the entire allocation process. Such trading, however, may result in realization of capital gains that would otherwise be realized and may also lead to higher transaction costs, which could negatively affect the Fund’s performance.

To determine when to sell Underlying Funds, the Sub-Adviser analyzes how the general economic outlook could impact certain categories and sectors based on historical market patterns. The Sub-Adviser continuously monitors the pricing of each Underlying Fund to identify if it is performing as anticipated, with the goal of selling an Underlying Fund when it appears to have reached its expected growth potential. The Sub-Adviser may sell an Underlying Fund prior to reaching this growth level if the economic outlook changes or it appears that the Underlying Fund is not reacting to current conditions as it has to similar periods in the past.

As a means to pursue its investment objective, the Fund generally intends to limit its investments to shares of Underlying Funds. The Fund may, however, to a limited extent, invest its assets directly in securities in lieu of indirect investments through other mutual funds. The Fund’s direct investments would remain consistent with its allocation strategy and would typically be close or identical to those securities held by one or more of the Underlying Funds in which the Fund currently invests.

The Fund will invest, whenever possible, in Underlying Funds that do not impose up-front sales loads, deferred sales loads, or Rule 12b-1 distribution fees of more than 0.25%. If the Fund invests in an Underlying Fund that charges a sales load, it will use available sales load waivers and quantity discounts to minimize or eliminate the sales load.

As a complement to its primary strategy of investing in mutual funds, the Fund may also purchase shares of other types of investment companies, such as closed-end funds and exchange traded funds (“ETFs”).

Because the Fund is a “fund of funds,” you will indirectly bear your proportionate share of any fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the expenses of the Fund. Actual Underlying Fund expenses are expected to vary with changes in the allocation of the Fund’s assets among various Underlying Funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

●	Equity Risk: The NAV of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in responses to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

●	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●	Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

●	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular Underlying Funds, asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Sector Exposure Risk: To the extent that an Underlying Fund invests a substantial portion of its portfolio in a particular sector, such Underlying Fund’s shares may be more volatile and fluctuate more than shares of an Underlying Fund investing in a broader range of securities.

●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Fund Risk: The Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their NAV. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s No-Load Class shares for each of the past ten full calendar years. The performance table compares the performance of the Fund’s No-Load Class shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.tebergfund.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s No-Load Class shares for each of the past ten full calendar years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tebergfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	No-Load Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6/30/2020	19.19%
Worst Quarter:	3/31/2020	(20.35)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.35%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the years ended December 31, 2024)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The Teberg Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%	[8]
5 Years	rr_AverageAnnualReturnYear05	14.53%	[8]
10 Years	rr_AverageAnnualReturnYear10	13.10%	[8]
The Teberg Fund | Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.99%	[9]
5 Years	rr_AverageAnnualReturnYear05	10.55%	[9]
10 Years	rr_AverageAnnualReturnYear10	11.57%	[9]
The Teberg Fund | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

The Teberg Fund | Foreign Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

The Teberg Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

The Teberg Fund | Junk Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

The Teberg Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

The Teberg Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular Underlying Funds, asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

The Teberg Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

The Teberg Fund | Small And Medium Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

The Teberg Fund | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

The Teberg Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity Risk: The NAV of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in responses to developments affecting a specific company or industry, or to changing economic, political or market conditions.

The Teberg Fund | Sector Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Sector Exposure Risk: To the extent that an Underlying Fund invests a substantial portion of its portfolio in a particular sector, such Underlying Fund’s shares may be more volatile and fluctuate more than shares of an Underlying Fund investing in a broader range of securities.

The Teberg Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Underlying Fund Risk: The Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their NAV. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

The Teberg Fund | The Teberg Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TEBRX
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,609
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,393
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	20.03%	[10]
5 Years	rr_AverageAnnualReturnYear05	13.62%	[10]
10 Years	rr_AverageAnnualReturnYear10	9.02%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2024
The Teberg Fund | The Teberg Fund No-Load Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ABSTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 204
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	699
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,651
Annual Return 2014	rr_AnnualReturn2014	14.32%
Annual Return 2015	rr_AnnualReturn2015	(7.66%)
Annual Return 2016	rr_AnnualReturn2016	(0.31%)
Annual Return 2017	rr_AnnualReturn2017	15.25%
Annual Return 2018	rr_AnnualReturn2018	(6.70%)
Annual Return 2019	rr_AnnualReturn2019	26.55%
Annual Return 2020	rr_AnnualReturn2020	20.61%
Annual Return 2021	rr_AnnualReturn2021	25.02%
Annual Return 2022	rr_AnnualReturn2022	(22.47%)
Annual Return 2023	rr_AnnualReturn2023	34.92%
Annual Return 2024	rr_AnnualReturn2024	20.76%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.76%
5 Years	rr_AverageAnnualReturnYear05	13.75%
10 Years	rr_AverageAnnualReturnYear10	9.09%
The Teberg Fund | The Teberg Fund No-Load Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.31%
5 Years	rr_AverageAnnualReturnYear05	13.64%
10 Years	rr_AverageAnnualReturnYear10	8.51%
The Teberg Fund | The Teberg Fund No-Load Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.64%
5 Years	rr_AverageAnnualReturnYear05	11.05%
10 Years	rr_AverageAnnualReturnYear10	7.11%
The Teberg Fund | Absolute Capital Defender Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.96%
Absolute Capital Defender Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – Absolute Capital Defender Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Absolute Capital Defender Fund (the “Fund”) seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and under the heading How to Purchase Shares on page 23 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 207% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	207.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing directly or indirectly through other investment companies, including mutual funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively, the “Underlying Funds”) in domestic and foreign (including emerging markets) (i) fixed income securities of any maturity or credit quality (including “junk bonds”); (ii) equity securities of any market capitalization; (iii) cash and cash equivalents; and (iv) exchange-traded notes (“ETNs.”)

The Fund uses a defensive strategy wherein the Fund’s adviser, Absolute Capital Management, LLC (the “Adviser”), determines when and to what degree to be in the market based on an analysis of both quantitative and qualitative data, including the overall price movement of various indices that represent different segments of the market. The Fund may be fully invested in equity and fixed income securities, partially invested, or take a defensive position in cash and cash equivalents based on this analysis of market conditions. If, for example, indexes that represent domestic equity securities indicate to the Adviser that the domestic equity segment of the market is decreasing in value and indexes that represent domestic fixed income securities also indicate that the fixed income segment of the market is decreasing in value, the Fund would allocate the Fund’s portfolio to cash instead of equities or fixed income.

When the Fund is in the market, the Adviser uses its analysis of market conditions to allocate the Fund’s assets among the asset classes described above. If, for example, an index that represents domestic equity securities indicates to the Adviser that the domestic equity segment of the market is increasing in value while an index that represents domestic fixed income securities is decreasing in value, the Fund would allocate the Fund’s portfolio to equities instead of fixed income or cash. The asset classes and weightings of the Fund will vary over time based on the Adviser’s analysis and in response to changing market conditions, which generally results in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

●	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Exchange Traded Notes Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

●	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●	Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

●	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Portfolio Turnover Risk: The Fund expects to have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk: The Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their NAV. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and supplemental indices. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Investor and Institutional Class shares have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Investor and Institutional Class shares are different from Class A shares because Investor and Institutional Class shares have different expenses than Class A shares. Updated performance information is available at no cost by calling .1-877-594-1249.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	.1-877-594-1249
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales loads and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	12/31/2020	6.84%
Worst Quarter:	3/31/2020	(9.05)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.05%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.

Absolute Capital Defender Fund | Dow Jones Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.86%	[13]
5 Years	rr_AverageAnnualReturnYear05	1.14%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%	[13]
Absolute Capital Defender Fund | Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.44%	[14]
5 Years	rr_AverageAnnualReturnYear05	2.90%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%	[14]
Absolute Capital Defender Fund | Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.55%	[15]
5 Years	rr_AverageAnnualReturnYear05	5.02%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%	[15]
Absolute Capital Defender Fund | Morningstar Moderate Target Risk TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.27%	[16]
5 Years	rr_AverageAnnualReturnYear05	5.37%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	7.06%	[16]
Absolute Capital Defender Fund | Morningstar Moderately Conservative Target Risk TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.40%	[17]
5 Years	rr_AverageAnnualReturnYear05	3.88%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%	[17]
Absolute Capital Defender Fund | Morningstar Conservative Target Risk TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.57%	[18]
5 Years	rr_AverageAnnualReturnYear05	1.69%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%	[18]
Absolute Capital Defender Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

Absolute Capital Defender Fund | Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Absolute Capital Defender Fund | Exchange Traded Notes Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Exchange Traded Notes Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Absolute Capital Defender Fund | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

Absolute Capital Defender Fund | Foreign Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Absolute Capital Defender Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Absolute Capital Defender Fund | Junk Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

Absolute Capital Defender Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Absolute Capital Defender Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

Absolute Capital Defender Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Absolute Capital Defender Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Portfolio Turnover Risk: The Fund expects to have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Absolute Capital Defender Fund | Small And Medium Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Absolute Capital Defender Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Underlying Funds Risk: The Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their NAV. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

Absolute Capital Defender Fund | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Absolute Capital Defender Fund | Absolute Capital Defender Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACMAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[19]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.08%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	774
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,684
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,972
Annual Return 2016	rr_AnnualReturn2016	0.89%
Annual Return 2017	rr_AnnualReturn2017	9.09%
Annual Return 2018	rr_AnnualReturn2018	(5.27%)
Annual Return 2019	rr_AnnualReturn2019	7.87%
Annual Return 2020	rr_AnnualReturn2020	6.00%
Annual Return 2021	rr_AnnualReturn2021	12.91%
Annual Return 2022	rr_AnnualReturn2022	(14.70%)
Annual Return 2023	rr_AnnualReturn2023	9.35%
Annual Return 2024	rr_AnnualReturn2024	10.44%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	4.04%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2015
Absolute Capital Defender Fund | Absolute Capital Defender Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.12%
5 Years	rr_AverageAnnualReturnYear05	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	2.38%
Absolute Capital Defender Fund | Absolute Capital Defender Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Absolute Capital Defender Fund | Absolute Capital Defender Fund Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACMIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[19]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 186
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	613
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,066
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,323
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	10.63%
5 Years	rr_AverageAnnualReturnYear05	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2015
Absolute Capital Defender Fund | Absolute Capital Defender Fund Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACMDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[19]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 286
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	909
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,297
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	9.61%
5 Years	rr_AverageAnnualReturnYear05	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2015

[1]	The Dow Jones Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The index risk level is set to 20% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[2]	The Dow Jones Moderately Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent 40% of the Dow Jones U.S. Stock CMAC Index’s downside risk over the past 36 months. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in an index.
[3]	The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in an index.
[4]	The Morningstar Moderate Target Risk TR Index represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors may not invest in the index directly.
[5]	The Morningstar Moderately Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index seeks approximately 40% exposure to global equity markets. Investors cannot invest directly in an index.
[6]	The Morningstar Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 20% global equity exposure and 80% global bond exposure. Investors cannot invest directly in an index.
[7]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[8]	The S&P 500® Total Return Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Investors may not invest in the index directly.
[9]	The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. Investors may not invest in the index directly.
[10]	The inception date for the Investor Class shares is February 29, 2024. Investor Class performance prior to February 29, 2024 shown in the table is for the No-Load Class.
[11]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[12]	The Fund’s adviser contractually agreed to waive its fees and reimburse expenses of the Fund through February 1, 2025, so that the Total Annual Fund Operating Expenses After Fee Waiver & Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) fees and expenses associated with investment in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (vi) taxes, and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) did not exceed 1.75% and 2.70% of average daily net assets attributable to No-Load Class and Investor Class shares, respectively. Effective February 1, 2025 until at least February 1, 2026, the Fund’s adviser has agreed to waive its fees and reimburse expenses so that the Total Annual Fund Operating Expenses After Fee Waiver & Reimbursement do not exceed 1.79% and 2.74% of average daily nets assets attributable to No-Load Class and Investor Class shares, respectively (subject to the same exclusions as the prior agreement). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the adviser.
[13]	The Dow Jones Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The index risk level is set to 20% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in an index.
[14]	The Dow Jones Moderately Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent 40% of the Dow Jones U.S. Stock CMAC Index’s downside risk over the past 36 months. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in an index.
[15]	The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in an index.
[16]	The Morningstar Moderate Target Risk TR Index represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in the index.
[17]	The Morningstar Moderately Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index seeks approximately 40% exposure to global equity markets. Investors cannot invest directly in an index.
[18]	The Morningstar Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 20% global equity exposure and 80% global bond exposure. Investors cannot invest directly in an index.
[19]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[20]	The Fund’s adviser contractually agreed to waive its fees and reimburse expenses of the Fund, until February 1, 2025, so that the Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) did not exceed 1.95%, 1.70% and 2.70% of average daily net assets attributable to Class A, Institutional Class and Investor Class shares, respectively. Effective February 1, 2025 until at least February 1, 2026, the Fund’s adviser has agreed to waive its fees and reimburse expenses so that the Total Annual Fund Operating Expenses After Fee Waiver & Reimbursement do not exceed 1.99%, 1.74% and 2.74% of average daily nets assets attributable to Class A, Institutional Class and Investor Class shares, respectively (subject to the same exclusions as the prior agreement). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the adviser.